UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: July 31, 2010

Item 1.	Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

July 31, 2010

AEW Real Estate Fund

Management Discussion page 1

Investment Results page 3

Portfolio of Investments page 11

Financial Statements page 14

AEW REAL ESTATE FUND

Management Discussion

Objective:

Seeks to provide investors with above-average income and long-term growth of capital

Strategy:

Invests in real estate investment trusts (REITs) and/or real estate-related companies

Inception Date:

August 31, 2000

Manager:

Matthew A. Troxell, CFA

AEW Capital Management, L.P.

Symbols:

Class A	NRFAX
Class B	NRFBX
Class C	NRCFX
Class Y	NRFYX

Market conditions

Real estate investment trusts (REITs) outperformed the major stock market indexes by a substantial margin for the six months ended July 31, 2010. Signs of stabilizing property fundamentals, persistently low interest rates and increased investor demand for higher-yielding securities all contributed to the strong performance of the REIT market. Early in the period, Simon Property Group, among others, expressed an interest in buying most or all of General Growth Properties. The REIT market as a whole responded positively to this evidence that the sector had recovered enough so that some REITs had capital available for acquisitions.

Performance results

For the six months ended July 31, 2010, Class A shares of AEW Real Estate Fund returned 24.22% at net asset value. The fund outperformed its benchmark, the MSCI US REIT Index, which gained 22.50% over the same period. It also outperformed the average fund in its peer group, the Morningstar Real Estate category, which gained 21.49%.

Explanation of fund performance

In terms of sector allocation, the fund’s largest positions were in apartments, regional malls and the office group and these had the most positive impact on fund performance. Although manufactured housing and industrials were the fund’s weakest-performing sectors, they generated positive returns. Both positions accounted for a relatively small percentage of the fund’s assets as of July 31, 2010.

In terms of individual securities, two strong performers were apartment REIT Equity Residential and regional mall REIT Simon Property Group. The performance of residential apartment owner/developer Equity Residential primarily reflected the defensive characteristics of the company’s solid balance sheet, its high-quality portfolio and a widely shared belief that the company is positioned to benefit from rising rents in many of its core markets. Simon Property Group is the

1  |

largest and most widely owned REIT in North America. Its strong performance largely reflected the company’s positive operating results, solid liquidity position and the high quality of its portfolio of assets.

Individual detractors from performance included Pebblebrook Hotel Trust and DCT Industrial Trust. Pebblebrook shares lagged primarily because the company was slow to deploy the majority of the cash raised from its December 2009 initial public offering. However, Pebblebrook announced several acquisitions later in the period. We believe the company is attractively valued relative to the rest of the hotel sector because its balance sheet is largely unburdened by debt and it is well positioned to acquire high-quality assets. DCT owns and manages bulk distribution warehouses in the United States and Mexico. Its weak performance can be attributed to mildly disappointing earnings results, but we are of the opinion that this company represents one of the best relative values within the industrial REIT sector. Both Pebblebrook and DCT remain in the fund’s portfolio.

Outlook

In light of the REIT sector’s strong recent gains, we believe performance expectations for the remainder of this year should be tempered. At least in the near term, prices appear to have limited room to move higher, particularly in light of the current backdrop of uncertainty in the broader stock market and the economy. We think REITs will continue to be guided by macroeconomic developments, conditions in the credit markets and the job market. Portfolio holdings are diversified by property type and geographic region. We plan to remain focused on security selection within each sector, targeting those companies that we believe represent the greatest relative value, the best price appreciation potential and the lowest downside risk.

What You Should Know:

The fund concentrates its investments in real estate investment trusts (REITs) and real estate-related companies. This subjects the fund to the risks of the real estate industry. Such risks include fluctuating real estate values, changes in interest rates and property taxes and the risk of mortgage defaults or mortgage prepayments. The fund is also subject to the risks of the stock market, which include unpredictable drops in value or periods of lackluster performance.

|  2

AEW REAL ESTATE FUND

Investment Results through July 31, 2010

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of a $10,000 Investment in Class A Shares 4

December 29, 2000 (inception) through July 31, 2010

Average Annual Returns — July 31, 20104

	6 Months	1 Year	5 Years	Since Inception
Class A (Inception 12/29/00)
Net Asset Value[1]	24.22%	53.52%	0.96%	10.29%
With Maximum Sales Charge[2]	17.09	44.75	-0.23	9.60
Class B (Inception 12/29/00)
Net Asset Value[1]	23.76	52.36	0.22	9.47
With CDSC[3]	18.76	47.36	-0.08	9.47
Class C (Inception 12/29/00)
Net Asset Value[1]	23.73	52.42	0.22	9.48
With CDSC[3]	22.73	51.42	0.22	9.48
Class Y (Inception 8/31/00)
Net Asset Value[1]	24.32	53.91	1.27	11.15
Comparative Performance	6 Months	1 Year	5 Years	Since Class A,B,C Inception[5]	Since Class Y Inception[5]
MSCI US REIT Index	22.50	53.92	0.58	9.88	10.28
Morningstar Real Estate Fund Avg.	21.49	50.94	-0.30	8.98	9.33

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.ga.natixis.com. All results include reinvestment of dividends and capital gains. The graph represents past performance of Class A shares. Class Y shares are only available to certain investors, as outlined in the prospectus.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

3  |

Fund Composition	% of Net Assets as of 7/31/10
Common Stocks	96.5
Short-Term Investments and Other	3.5

Ten Largest Holdings	% of Net Assets as of 7/31/10
Simon Property Group, Inc.	9.7
Equity Residential	6.7
Public Storage, Inc.	5.1
Vornado Realty Trust	5.0
AvalonBay Communities, Inc.	4.9
Boston Properties, Inc.	4.8
HCP, Inc.	4.0
Nationwide Health Properties, Inc.	3.8
Host Hotels & Resorts, Inc.	3.6
Federal Realty Investment Trust	3.3

Five Largest Industries	% of Net Assets as of 7/31/10
Apartments	16.0
Office	14.6
Regional Malls	13.4
Healthcare	10.6
Shopping Centers	8.9

Portfolio holdings and asset allocations will vary.

Expense Ratios

as stated in the most recent prospectus

Share Class	Gross Expense Ratio[6]	Net Expense Ratio[7]
A	1.63%	1.50%
B	2.39	2.25
C	2.39	2.25
Y	1.27	1.25

NOTES TO CHARTS

See page 5 for a description of the indexes.

1	Does not include a sales charge.
2	Includes the maximum sales charge of 5.75%.
3	Performance for Class B shares assumes a maximum 5.00% contingent deferred sales charge (“CDSC”) applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1, 0%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
4	Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.
5	The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Classes A, B and C from 1/1/01; Class Y from 9/1/00.
6	Before fee waivers and/or expense reimbursements.
7	After fee waivers and/or expense reimbursements. Waivers/reimbursements are contractual and are set to expire on 4/30/11.

|  4

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the portfolio manager as of the dates indicated. The manager’s views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. Visit www.ga.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

INDEX/AVERAGE DESCRIPTIONS

MSCI US REIT Index is an unmanaged index that is composed of the most actively traded equity REIT (real estate investment trust) securities.

Morningstar Real Estate Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at www.ga.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available on the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

5  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. In addition, the fund may assess a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from February 1, 2010 through July 31, 2010. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges or exchange fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2010	ENDING ACCOUNT VALUE 7/31/2010	EXPENSES PAID DURING PERIOD* 2/1/2010 – 7/31/2010
Class A
Actual	$1,000.00	$1,242.20	$7.89
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.10
Class B
Actual	$1,000.00	$1,237.60	$12.04
Hypothetical (5% return before expenses)	$1,000.00	$1,014.03	$10.84
Class C
Actual	$1,000.00	$1,237.30	$12.04
Hypothetical (5% return before expenses)	$1,000.00	$1,014.03	$10.84
Class Y
Actual	$1,000.00	$1,243.20	$6.51
Hypothetical (5% return before expenses)	$1,000.00	$1,018.99	$5.86

*	Expenses are equal to the Fund’s annualized expense ratio: 1.42%, 2.17%, 2.17% and 1.17%, for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 365 (to reflect the half-year period).

|  6

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion of a questionnaire by the Adviser (the Trustees are consulted as to the information requested through that questionnaire). The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs show-

7  |

ing performance and fee differentials against the Fund’s category of funds, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against its category. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2010. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by Natixis Advisors and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party which analyzed the performance of the Fund using a variety of performance metrics, including metrics which also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s Agreement. The Board noted that while the Fund had performance that lagged that of a relevant peer group and/or category for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreement. These factors included the fact

|  8

that the Fund’s more recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding the institution of advisory fee waivers and expense caps for various funds in the fund family. They considered the amounts waived or reimbursed by the Adviser under the caps. The Trustees noted that the Fund had an advisory fee rate that was above the median of a peer group of Funds. The Trustees considered the circumstances that accounted for such relatively higher expenses, and noted that the advisory fee rate was only slightly above the peer group median.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser profitability was an issue, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related

9  |

profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	the effect of recent market and economic turmoil on the performance, asset levels and expense ratios of the Fund.

•

whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

the nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

so-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the fact that Natixis Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	the Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2011.

|  10

AEW Real Estate Fund

Portfolio of Investments

Investments as of July 31, 2010 (Unaudited)

Shares	Description	Value (†)

Common Stocks — 96.5% of Net Assets
	Real Estate Investment Trusts — 96.5%
	REITs — Apartments — 16.0%
94,000	AvalonBay Communities, Inc.	$9,878,460
130,000	Camden Property Trust	5,917,600
295,800	Equity Residential	13,562,430
28,800	Essex Property Trust, Inc.	3,027,168

		32,385,658

	REITs — Diversified — 7.5%
193,000	BioMed Realty Trust, Inc.	3,481,720
145,000	Retail Opportunity Investments Corp.	1,423,900
123,000	Vornado Realty Trust	10,181,940

		15,087,560

	REITs — Healthcare — 10.6%
226,100	HCP, Inc.	8,019,767
30,000	Health Care REIT, Inc.	1,359,300
205,000	Nationwide Health Properties, Inc.	7,671,100
201,000	Omega Healthcare Investors, Inc.	4,417,980

		21,468,147

	REITs — Hotels — 5.8%
510,000	Host Hotels & Resorts, Inc.	7,313,400
104,100	Pebblebrook Hotel Trust(b)	1,903,989
54,000	Starwood Hotels & Resorts Worldwide, Inc.	2,616,300

		11,833,689

	REITs — Industrial — 7.3%
134,000	AMB Property Corp.	3,344,640
750,000	DCT Industrial Trust, Inc.	3,517,500
145,000	First Potomac Realty Trust	2,247,500
178,300	Liberty Property Trust	5,652,110

		14,761,750

	REITs — Manufactured Homes — 1.1%
40,000	Equity Lifestyle Properties, Inc.	2,117,200

	REITs — Office — 14.6%
25,100	Alexandria Real Estate Equities, Inc.	1,770,805
118,000	Boston Properties, Inc.	9,664,200
69,000	Digital Realty Trust, Inc.	4,362,180
162,000	Dupont Fabros Technology, Inc.	4,088,880
58,600	Hudson Pacific Properties, Inc.(b)	964,556
165,000	Kilroy Realty Corp.	5,540,700
29,200	Mack-Cali Realty Corp.	940,824
124,200	Piedmont Office Realty Trust, Inc., Class A	2,235,600

		29,567,745

	REITs — Regional Malls — 13.4%
162,000	Macerich Co. (The)	6,714,900
220,000	Simon Property Group, Inc.	19,628,400
17,900	Taubman Centers, Inc.	733,721

		27,077,021

See accompanying notes to financial statements.

11  |

AEW Real Estate Fund

Portfolio of Investments (continued)

Investments as of July 31, 2010 (Unaudited)

Shares	Description	Value (†)

	REITs — Shopping Centers — 8.9%
157,400	Developers Diversified Realty Corp.	$1,786,490
27,300	Excel Trust, Inc.(b)	312,312
86,000	Federal Realty Investment Trust	6,724,340
68,900	Kimco Realty Corp.	1,038,323
312,900	Kite Realty Group Trust	1,451,856
105,000	Ramco-Gershenson Properties Trust	1,207,500
146,000	Regency Centers Corp.	5,510,040

		18,030,861

	REITs — Storage — 7.7%
345,000	Extra Space Storage, Inc.	5,350,950
104,900	Public Storage, Inc.	10,292,788

		15,643,738

	REITs — Triple Net Lease — 3.6%
92,800	Entertainment Properties Trust	3,873,472
120,000	National Retail Properties, Inc.	2,774,400
19,600	Realty Income Corp.	628,964

		7,276,836

	Total Common Stocks (Identified Cost $167,818,651)	195,250,205

Principal Amount
Short-Term Investments — 3.8%
$7,706,073	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/30/2010 at 0.000% to be repurchased at $7,706,073 on 8/02/2010, collateralized by $7,115,000 Federal Home Loan Mortgage Corp., 4.500% due 1/15/2014 valued at $7,862,075 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $7,706,073)	7,706,073

	Total Investments — 100.3% (Identified Cost $175,524,724)(a)	202,956,278
	Other Assets Less Liabilities—(0.3)%	(515,289)

	Net Assets — 100.0%	$202,440,989

(†)	See Note 2 of Notes to Financial Statements.
(a)

Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At July 31, 2010, the net unrealized appreciation on investments based on a cost of $175,524,724 for federal income tax purposes was as follows:

	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$31,965,715
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(4,534,161)

	Net unrealized appreciation	$27,431,554

(b)	Non-income producing security.

REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

|  12

AEW Real Estate Fund

Portfolio of Investments (continued)

Investments as of July 31, 2010 (Unaudited)

Industry Summary at July 31, 2010 (Unaudited)

Apartments	16.0%
Office	14.6
Regional Malls	13.4
Healthcare	10.6
Shopping Centers	8.9
Storage	7.7
Diversified	7.5
Industrial	7.3
Hotels	5.8
Triple Net Lease	3.6
Manufactured Homes	1.1
Short-Term Investments	3.8

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

13  |

Statement of Assets and Liabilities

July 31, 2010 (Unaudited)

ASSETS
Investments at cost	$175,524,724
Net unrealized appreciation	27,431,554

Investments at value	202,956,278
Receivable for Fund shares sold	377,730
Receivable for securities sold	1,539
Dividends receivable	120,775

TOTAL ASSETS	203,456,322

LIABILITIES
Payable for securities purchased	542,438
Payable for Fund shares redeemed	190,016
Management fees payable (Note 5)	149,048
Deferred Trustees’ fees (Note 5)	58,985
Administrative fees payable (Note 5)	7,951
Other accounts payable and accrued expenses	66,895

TOTAL LIABILITIES	1,015,333

NET ASSETS	$202,440,989

NET ASSETS CONSIST OF:
Paid-in capital	$205,846,676
Undistributed net investment income	342,453
Accumulated net realized loss on investments	(31,179,694)
Net unrealized appreciation on investments	27,431,554

NET ASSETS	$202,440,989

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$63,434,435

Shares of beneficial interest	4,231,280

Net asset value and redemption price per share	$14.99

Offering price per share (100/94.25 of net asset value) (Note 1)	$15.90

Class B shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$3,214,314

Shares of beneficial interest	214,229

Net asset value and offering price per share	$15.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$9,405,898

Shares of beneficial interest	626,096

Net asset value and offering price per share	$15.02

Class Y shares:
Net assets	$126,386,342

Shares of beneficial interest	8,713,827

Net asset value, offering and redemption price per share	$14.50

See accompanying notes to financial statements.

|  14

Statement of Operations

For the Six Months Ended July 31, 2010 (Unaudited)

INVESTMENT INCOME
Dividends	$2,300,875

Expenses
Management fees (Note 5)	679,706
Service and distribution fees (Note 5)	135,578
Trustees’ fees and expenses (Note 5)	9,936
Administrative fees (Note 5)	40,893
Custodian fees and expenses	11,012
Transfer agent fees and expenses (Note 5)	111,127
Audit and tax services fees	28,761
Legal fees	1,322
Shareholder reporting expenses	31,931
Registration fees	54,076
Fee/expense recovery (Note 5)	20,465
Miscellaneous expenses	6,125

Total expenses	1,130,932

Net investment income	1,169,943

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	613,749
Capital gain distributions received (Note 2)	461,408
Net change in unrealized appreciation (depreciation) on:
Investments	32,426,121

Net realized and unrealized gain on investments	33,501,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$34,671,221

See accompanying notes to financial statements.

15  |

Statement of Changes in Net Assets

	Six Months Ended July 31, 2010 (Unaudited)	Year Ended January 31, 2010
FROM OPERATIONS:
Net investment income	$1,169,943	$2,546,265
Net realized gain (loss) on investments	1,075,157	(26,376,859)
Net change in unrealized appreciation (depreciation) on investments	32,426,121	67,384,818

Net increase in net assets resulting from operations	34,671,221	43,554,224

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(421,197)	(876,368)
Class B	(12,535)	(38,378)
Class C	(30,803)	(83,432)
Class Y	(816,061)	(1,230,896)

Total distributions	(1,280,596)	(2,229,074)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	35,641,319	19,146,334

Net increase in net assets	69,031,944	60,471,484
NET ASSETS
Beginning of the period	133,409,045	72,937,561

End of the period	$202,440,989	$133,409,045

UNDISTRIBUTED NET INVESTMENT INCOME	$342,453	$453,106

See accompanying notes to financial statements.

|  16

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A
7/31/2010(f)	$12.15	$0.09	$2.85	$2.94	$(0.10)	$—	$(0.10)
1/31/2010	8.32	0.25	3.79	4.04	(0.21)	—	(0.21)
1/31/2009	16.96	0.33	(8.25)	(7.92)	(0.32)	(0.40)	(0.72)
1/31/2008	26.49	0.30	(6.85)	(6.55)	(0.31)	(2.67)	(2.98)
1/31/2007	20.78	0.19	7.24	7.43	(0.19)	(1.53)	(1.72)
1/31/2006	16.83	0.21	5.45	5.66	(0.22)	(1.49)	(1.71)
Class B
7/31/2010(f)	12.16	0.04	2.85	2.89	(0.05)	—	(0.05)
1/31/2010	8.29	0.19	3.79	3.98	(0.11)	—	(0.11)
1/31/2009	16.95	0.22	(8.25)	(8.03)	(0.23)	(0.40)	(0.63)
1/31/2008	26.45	0.11	(6.80)	(6.69)	(0.14)	(2.67)	(2.81)
1/31/2007	20.77	0.01	7.24	7.25	(0.04)	(1.53)	(1.57)
1/31/2006	16.82	0.07	5.44	5.51	(0.07)	(1.49)	(1.56)
Class C
7/31/2010(f)	12.18	0.04	2.85	2.89	(0.05)	—	(0.05)
1/31/2010	8.30	0.18	3.81	3.99	(0.11)	—	(0.11)
1/31/2009	16.97	0.22	(8.26)	(8.04)	(0.23)	(0.40)	(0.63)
1/31/2008	26.49	0.12	(6.82)	(6.70)	(0.15)	(2.67)	(2.82)
1/31/2007	20.80	0.02	7.24	7.26	(0.04)	(1.53)	(1.57)
1/31/2006	16.84	0.07	5.45	5.52	(0.07)	(1.49)	(1.56)
Class Y
7/31/2010(f)	11.76	0.10	2.75	2.85	(0.11)	—	(0.11)
1/31/2010	8.05	0.25	3.70	3.95	(0.24)	—	(0.24)
1/31/2009	16.46	0.38	(8.03)	(7.65)	(0.36)	(0.40)	(0.76)
1/31/2008	25.78	0.38	(6.66)	(6.28)	(0.37)	(2.67)	(3.04)
1/31/2007	20.25	0.27	7.05	7.32	(0.26)	(1.53)	(1.79)
1/31/2006	16.45	0.25	5.32	5.57	(0.28)	(1.49)	(1.77)

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

17  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b) (c)	Net assets, end of the period (000’s)	Net expenses (%) (d) (e)		Gross expenses (%) (e)		Net investment income (%) (e)	Portfolio turnover rate (%)

$14.99	24.22	$63,434	1.42	(g)	1.42	(g)	1.30	4
12.15	49.59	47,908	1.50		1.63		2.49	22
8.32	(48.80)	33,283	1.50		1.52		2.26	30
16.96	(25.22)	78,612	1.46		1.46		1.35	24
26.49	37.36	120,151	1.48	(h)	1.48	(h)	0.82	15
20.78	34.75	73,166	1.50		1.55		1.11	15

15.00	23.76	3,214	2.17	(g)	2.17	(g)	0.59	4
12.16	48.53	3,478	2.25		2.39		1.92	22
8.29	(49.23)	3,560	2.25		2.27		1.46	30
16.95	(25.72)	10,158	2.23		2.23		0.49	24
26.45	36.31	21,166	2.22	(h)	2.22	(h)	0.06	15
20.77	33.70	16,293	2.25		2.30		0.36	15

15.02	23.73	9,406	2.17	(g)	2.17	(g)	0.57	4
12.18	48.61	8,059	2.25		2.39		1.84	22
8.30	(49.24)	7,248	2.25		2.27		1.52	30
16.97	(25.70)	17,769	2.21		2.22		0.54	24
26.49	36.32	29,694	2.23	(h)	2.23	(h)	0.08	15
20.80	33.72	16,101	2.25		2.30		0.36	15

14.50	24.32	126,386	1.17	(g)	1.17	(g)	1.52	4
11.76	50.19	73,965	1.25		1.27		2.49	22
8.05	(48.77)	28,847	1.20		1.20		2.74	30
16.46	(24.82)	41,844	1.09		1.09		1.79	24
25.78	37.81	48,080	1.09	(h)	1.09	(h)	1.21	15
20.25	35.06	19,015	1.25		1.28		1.35	15

(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended July 31, 2010 (Unaudited).
(g)	Includes fee/expense recovery of 0.02%, 0.02%, 0.02% and 0.02% for Class A, B, C and Y, respectively.
(h)	Includes fee/expense recovery of 0.04%, 0.04%, 0.04% and 0.01% for Class A, B, C and Y, respectively.

See accompanying notes to financial statements.

|  18

Notes to Financial Statements

July 31, 2010 (Unaudited)

1.  Organization.  AEW Real Estate Fund (the “Fund”) is the sole series of Natixis Funds Trust IV (the “Trust”), and is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Fund seeks to provide investors with above-average income and long-term growth of capital. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series.

The Fund offers Class A, Class C and Class Y shares. Effective October 12, 2007, Class B shares are no longer offered. Existing Class B shareholders may continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Natixis Funds subject to existing exchange privileges as described in the Prospectus.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge (“CDSC”) if those shares are redeemed within six years of purchase. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares and pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s Prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions that have occurred through the date the financial statements were issued, and noted no items requiring recognition in the financial statements or additional disclosures in the Notes to Financial Statements.

19  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees.

b.  Security Transactions and Related Investment Income.  Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and

|  20

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2010 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

d.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. For the year ended January 31, 2010, the character of distributions paid as disclosed within the Statement of Changes in Net Assets includes certain calendar year federal tax-based amounts and corresponding estimates for the period from January 1 through January 31, 2010 of ordinary income, capital gains and return of capital based on dividends received from REITs. For the six months ended July 31, 2010, no redesignations have been made with respect to the distributions paid as disclosed within the Statement of Changes in Net Assets. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees and wash sales. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

21  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2010 was as follows:

2010 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$2,229,074	$—	$2,229,074

As of January 31, 2010, the capital loss carryforward and post-October losses were as follows:

Capital loss carryforward:
Expires January 31, 2017	$(3,880,848)
Expires January 31, 2018	(22,219,321)

Total capital loss carryforward	$(26,100,169)

Deferred net capital losses (post-October 2009)	$(1,859,870)

e.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

f.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

|  22

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

As of July 31, 2010 there were no securities on loan.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2010, at value:

Asset Valuation Inputs

Description(a)	Level 1	Level 2	Level 3	Total
Common Stocks	$195,250,205	$—	$—	$195,250,205
Short-Term Investments	—	7,706,073	—	7,706,073

Total	$195,250,205	$7,706,073	$—	$202,956,278

(a)	Major categories of the Fund’s investments are included in the Portfolio of Investments.

23  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2010, purchases and sales of securities (excluding short-term investments) were $40,577,641 and $6,967,617, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.80% of the first $500 million of the Fund’s average daily net assets and 0.75% of the Fund’s average daily net assets in excess of $500 million, calculated daily and payable monthly. AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2011 and will be reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended July 31, 2010, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class B	Class C	Class Y
1.50%	2.25%	2.25%	1.25%

AEW is permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fees or otherwise) on a class by class basis, in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended July 31, 2010, the management fees for the Fund were $679,706 (0.80% of average daily net assets).

For the six months ended July 31, 2010, expense reimbursements related to the prior fiscal year were recovered as follows:

Recovered Expenses
Class A	Class B	Class C	Class Y	Total
$7,241	$436	$1,110	$11,678	$20,465

|  24

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

AEW is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Administrative Fees.  Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) provides certain administrative services for the Fund and subcontracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per additional class and an additional $75,000 if managed by multiple subadvisers.

For the six months ended July 31, 2010, the Fund paid $40,893 in administrative fees to Natixis Advisors.

Prior to July 1, 2010, the Fund paid Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series, 0.0500% of the next $15 billion, 0.0425% of the next $30 billion and 0.0375% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and the Hansberger International Series of $10 million, which is reevaluated on an annual basis. New funds are subject to a fee for the first twelve months of operations of $75,000 plus $12,500 per additional class and an additional $75,000 if managed by multiple subadvisers.

c.  Service and Distribution Fees.  The Trust has entered into a distribution agreement with Natixis Distributors, L.P. (“Natixis Distributors”), a wholly-owned subsidiary of Natixis US. Pursuant to this agreement, Natixis Distributors serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class B and Class C shares (the “Class B and Class C Plans”).

25  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

Under the Class A Plan, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class B and Class C shares, as compensation for services provided by Natixis Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, the Fund pays Natixis Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class B shares and Class C shares, as compensation for services provided by Natixis Distributors in connection with the marketing or sale of Class B and Class C shares.

For the six months ended July 31, 2010, the Fund paid the following service and distribution fees:

Service Fees			Distribution Fees
Class A	Class B	Class C	Class B	Class C
$73,545	$4,289	$11,220	$12,866	$33,658

d.  Sub-Transfer Agent Fees.  Natixis Distributors has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund agreed to pay a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally are a percentage of the value of shares held) not exceeding what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of held through the intermediaries. Natixis Distributors pays the remainder of the fees.

For the six months ended July 31, 2010, the Fund paid $54,652 in sub-transfer agent fees, which are reflected in the transfer agent fees and expenses in the Statement of Operations.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distributors during the six months ended July 31, 2010 amounted to $27,051.

|  26

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

f.  Trustees Fees and Expenses.  The Fund does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distributors, Natixis US or their affiliates. For the six months ended July 31, 2010, the Chairperson of the Board received a retainer fee at the annual rate of $250,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $80,000. Each Independent Trustee also received a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman received an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member was compensated $6,000 for each Committee meeting that he or she attended in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attended in person and $3,750 for each meeting that he or she attended telephonically. Each member of the ad hoc Committee on Alternative Investments received a one-time fee of $10,000. The ad hoc Committee on Alternative Investments is not a standing committee. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

6.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is

27  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

Prior to March 10, 2010, the Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participated in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participated in the line of credit. Interest was charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus or overnight LIBOR, plus 0.75%. In addition, a commitment fee of 0.125% per annum, payable at the end of each calendar quarter, was accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.

For the six months ended July 31, 2010, the Fund had no borrowings under these agreements.

7.  Brokerage Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included as realized gains on investments in the Statement of Operations. For the six months ended July 31, 2010, $1,678 was rebated under these agreements.

8.  Concentration of Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

9.  Concentration of Ownership.  From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have material impacts on the Fund. As of July 31, 2010, one shareholder account owned more than 5% of the Fund’s total outstanding shares, representing 35.03% of the Fund’s net assets.

|  28

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2010		Year Ended January 31, 2010
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	767,560	$10,679,037	1,893,433	$17,607,757
Issued in connection with the reinvestment of distributions	28,284	401,001	92,499	813,384
Redeemed	(506,773)	(7,075,725)	(2,046,092)	(20,645,530)

Net change	289,071	$4,004,313	(60,160)	$(2,224,389)

Class B
Issued from the sale of shares	6,173	$85,991	10,833	$105,563
Issued in connection with the reinvestment of distributions	796	11,321	3,913	33,505
Redeemed	(78,749)	(1,116,479)	(158,182)	(1,504,150)

Net change	(71,780)	$(1,019,167)	(143,436)	$(1,365,082)

Class C
Issued from the sale of shares	50,182	$717,093	58,140	$583,072
Issued in connection with the reinvestment of distributions	1,732	24,689	7,859	67,600
Redeemed	(87,626)	(1,236,701)	(277,508)	(2,683,447)

Net change	(35,712)	$(494,919)	(211,509)	$(2,032,775)

Class Y
Issued from the sale of shares	3,314,309	$45,470,325	4,969,098	$46,793,723
Issued in connection with the reinvestment of distributions	25,880	354,636	78,575	682,705
Redeemed	(917,872)	(12,673,869)	(2,337,750)	(22,707,848)

Net change	2,422,317	$33,151,092	2,709,923	$24,768,580

Increase (decrease) from capital share transactions	2,603,896	$35,641,319	2,294,818	$19,146,334

29  |

Notes to Financial Statements (continued)

July 31, 2010 (Unaudited)

11.  Special Meeting of Shareholders.  A special meeting of shareholders of the Trust was held on May 27, 2010 to consider a proposal to elect four Trustees to the Board of Trustees. The proposal was approved by shareholders of the Trust. The results of the shareholder vote were as follows:

Nominee	Voted “FOR”*	Withheld*
Kenneth A. Drucker	10,284,542	55,205
Wendell J. Knox	10,274,821	64,926
Erik R. Sirri	10,284,542	55,205
Peter J. Smail	10,284,236	55,511

*	Trust-wide voting results.

In addition to the Trustees named above, the following also serve as Trustees of the Trust: Graham T. Allison, Jr., Edward A. Benjamin, Daniel M. Cain, Sandra O. Moose, Cynthia L. Walker, Robert J. Blanding and John T. Hailer.

|  30

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), are filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a)	(3)	Not applicable.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	September 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID L. GIUNTA
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	September 21, 2010

By:	/s/ MICHAEL C. KARDOK
Name:	Michael C. Kardok
Title:	Treasurer

Date:	September 21, 2010